Goodwill and Other Intangible Assets (Changes in Goodwill Balances) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 25,453	$ 26,045
Acquisitions	0	17
Dispositions, currency exchange and other	(964)	(609)
Goodwill, period increase (decrease)	(964)	(592)
Goodwill, Ending Balance	24,489	25,453
CLL [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	13,522	13,454
Acquisitions	0	3
Dispositions, currency exchange and other	(464)	65
Goodwill, Ending Balance	13,058	13,522
Consumer [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	10,277	10,882
Acquisitions	0	14
Dispositions, currency exchange and other	(500)	(619)
Goodwill, Ending Balance	9,777	10,277
Energy Financial Services [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	1,507	1,562
Acquisitions	0	0
Dispositions, currency exchange and other	0	(55)
Goodwill, Ending Balance	1,507	1,507
GECAS [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	147	147
Acquisitions	0	0
Dispositions, currency exchange and other	0	0
Goodwill, Ending Balance	$ 147	$ 147